Leases - Schedule of Future Minimum Operating Lease Payments After Adoption, Prior Year (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 14	$ 10
2021	12	11
2022	11	10
2023	11	9
2024	10	9
Thereafter	27	33
Total undiscounted minimum lease payments	85	82
Less: discounting minimum lease payments to present value	(8)	(9)
Total discounted minimum lease payments	$ 77	73
Committed amounts for leases that have not yet commenced		$ 6